Risk Management - Disclosure of maturity analysis of off-balance sheet commitments given (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	£ 26,565	£ 26,829
Documentary credits and other short-term trade related transactions	1,433	2,352
Standby facilities, credit lines and other commitments	352,344	335,583
Total off-balance sheet commitments given	380,342	364,764
Not more than one month
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	26,541	26,706
Documentary credits and other short-term trade related transactions	1,432	2,348
Standby facilities, credit lines and other commitments	352,276	335,528
Total off-balance sheet commitments given	380,249	364,582
Over one month but not more than three months
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	22	119
Documentary credits and other short-term trade related transactions	1	3
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	23	122
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	1	2
Documentary credits and other short-term trade related transactions	0	1
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	1	3
Over six months but not more than one year
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	1	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	1	1
Over one year but not more than three years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	1
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	68	55
Total off-balance sheet commitments given	68	56
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	0	0
Over five years
Disclosure of contingent liabilities [line items]
Contingent liabilities and financial guarantees	0	0
Documentary credits and other short-term trade related transactions	0	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet commitments given	£ 0	£ 0